Effect of changes and other accounting matters on insurance assets and liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Asia insurance operations
Effect of changes and other accounting matters on insurance
Non-recurring items included in operating profit based on longer-term investment returns	£ 75	£ 67	£ 62
UK and Europe insurance operations | UK and Europe with-profits sub-funds
Effect of changes and other accounting matters on insurance
Net effect of changes to assumptions	£ (58)	£ (78)	£ (114)
UK and Europe insurance operations | Shareholder-backed annuity
Effect of changes and other accounting matters on insurance
Credit risk allowance (as a percent)	0.42%	0.43%	0.42%
Credit risk allowance as percentage of bond spread over swap rates	28.00%	26.00%	25.00%
Reserves for credit risk allowance	£ 1,600	£ 1,700	£ 1,600
Net effect of changes to assumptions	173	16	31
Profits from management actions to improve solvency and mitigate market risk	276	332
Profit from additional longevity reinsurance transactions	31	197	231
Liabilities under additional longevity reinsurance transactions	500	5,400	6,400
Effect of repositioning the fixed income portfolio and other actions	245		£ 169
Liabilities covered by longevity reinsurance	£ 14,400	£ 14,400
Percentage of total insurance liabilities covered by longevity reinsurance	44.00%	42.00%
UK and Europe insurance operations | Shareholder-backed annuity | Annuitant mortality assumptions
Effect of changes and other accounting matters on insurance
Net effect of changes to assumptions	£ 204